Disclosure of detailed information about brokerage fees explanatory (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Loan Payable	$ 42,291	$ 43,821
Brokerage Fees [Member]
Statement [Line Items]
Loan Payable	2,826
LMM Facility [Member]
Statement [Line Items]
Loan Payable	$ 39,465